FINANCIAL INVESTORS TRUST

Highland Resolute Fund

Supplement dated June 16, 2023

to the

Summary Prospectus, Prospectus and

Statement of Additional Information (the “SAI”),

each dated February 28, 2022

The Fund’s liquidation date, as previously announced in the Supplement dated May 8, 2023 to the Fund’s Summary Prospectus, Prospectus, and SAI, has been extended to on or about July 7, 2023.

For additional information regarding the liquidation of the Fund, see the Supplement dated May 8, 2023 to the Fund’s Summary Prospectus, Prospectus, and SAI.

Please retain this supplement with your Summary Prospectus, Prospectus and
Statement of Additional Information.